Other expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and administration expenses
Depreciation of property and equipment	$ 162,756	$ 163,911
Amortization of intangible assets	210,358	84,444
Non-cash share-based compensation	12,916,462	3,806,912
Research and development expenses
Non-cash share-based compensation	$ 1,360,944	$ 349,850